Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	100.00%
Investments in subsidiaries	$ 1,288,444	$ 1,335,123
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	14.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%		50.00%
Magnora
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		43.50%		40.00%
Other
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 0	$ 1,169
Teekay Parent
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 488,547	1,117,291
Teekay Parent | Magnora | Offshore Production | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	44.00%
Investments in subsidiaries	$ 0	15,589
Teekay Parent | Teekay Offshore | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	14.00%
Investments in subsidiaries	$ 157,924	208,871
Teekay Parent | TOO GP | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	49.00%
Investments in subsidiaries	$ 3,968	4,061
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 79,100	79,100
Teekay LNG | Bahrain LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Investments in subsidiaries	$ 81,709	77,786
Teekay LNG | Yamal LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 210,290	194,715
Teekay LNG | Pan Union Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 71,040	38,298
Teekay LNG | Pan Union Joint Venture | Minimum | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Teekay LNG | Pan Union Joint Venture | Maximum | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG | Exmar LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	49.00%
Investments in subsidiaries	$ 32,419	79,915
Teekay LNG | Exmar LPG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 151,186	157,926
Teekay LNG | Teekay LNG - Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Teekay LNG | Teekay LNG - Marubeni Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Investments in subsidiaries	$ 342,280	335,897
Teekay LNG | Angola LNG Carriers | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Investments in subsidiaries	$ 79,606	73,316
Teekay LNG | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Teekay LNG | RasGas3 Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Investments in subsidiaries	$ 132,256	123,034
Teekay Tankers | Wah Kwong Joint Venture | Conventional Tankers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 25,766	$ 24,546
Qatar Gas Transport Company Ltd | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	60.00%